CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and due from banks:
Noninterest-bearing	$ 20,554	$ 16,364
Interest-bearing	4,849	21,325
Federal funds sold	1,918	0
Total cash and cash equivalents	27,321	37,689
Available for sale securities, at fair value	170,220	176,513
Loans held for sale	1,764	5,069
Loans receivable (net of allowance for loan losses of $6,916 and $6,387 at December 31, 2013 and 2012, respectively)	1,047,410	685,163
Federal Home Loan Bank stock, at cost	13,109	8,078
Bank-owned life insurance	20,726	9,060
Premises and equipment, net	21,090	11,216
Goodwill and other intangibles	19,566	3,451
Accrued interest receivable	4,021	3,215
Deferred tax asset, net	9,705	4,639
Other real estate owned, net	2,429	1,293
Prepaid FDIC deposit insurance assessment	0	1,312
Other assets	9,018	6,182
Total assets	1,346,379	952,880
Deposits:
Noninterest-bearing	139,428	89,834
Interest-bearing	845,321	615,314
Total deposits	984,749	705,148
Mortgagors' and investors' escrow accounts	3,214	3,207
Federal Home Loan Bank advances	176,272	97,699
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Accrued expenses and other liabilities	21,054	12,819
Total liabilities	1,193,537	827,121
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred stock ($0.01 par value per share; 1,000,000 shares authorized; none issued)	0	0
Common stock ($0.01 par value per share; 35,000,000 shares authorized; 12,798,461 shares and 10,112,310 shares issued and outstanding at December 31, 2013 and 2012, respectively)	128	101
Additional paid-in-capital	125,277	94,810
Unallocated common shares held by ESOP	(4,608)	(5,088)
Unearned restricted shares	(1,751)	(2,210)
Retained earnings	34,644	36,733
Accumulated other comprehensive (loss) income	(848)	1,413
Total shareholders' equity	152,842	125,759
Total liabilities and shareholders' equity	$ 1,346,379	$ 952,880